TRADE ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	$ 311,685	¥ 2,203,531		¥ 610,776	¥ (841,242)
Third Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts	$ 311,775	2,204,170		392,929
Charge to reversal					¥ 1,013,100
Urumqi Yikeli Automatic Control Equipment Co., Ltd [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for Doubtful Accounts		¥ 340,992	$ 48,233	¥ 0